Income taxes	6 Months Ended
Jun. 30, 2023
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Income taxes

7. Income taxes

Income taxes are accounted for in line with IAS 34. The interim period is considered part of a larger financial year, where the income tax is recognized in each interim period based on the best estimate of the weighted average annual income tax rate expected for the full financial year. The estimated tax expenses are determined based on a full-year basis (P&L) and subsequently allocated using the expected full year effective tax rate. The discrete items are recognized in full in the interim period in which they emerge. In the total interim tax charge, no distinction is made between current and deferred tax expenses/ income.

	For the three months ended June 30,		For the six month ended June 30,
	2023	2022	2023	2022
	€	€	€	€
Income tax expense	(94,178)	(2,741,102)	(154,835)	(2,779,817)
Income tax expense	(94,178)	(2,741,102)	(154,835)	(2,779,817)

The tax expense over the six months ended June 30, 2023 and 2022 relates to the Company's U.S. and Dutch subsidiaries as the result of a cost-plus agreement between the Company's principal entity and the U.S. and the Dutch subsidiaries, resulting in an estimated taxable profit in the U.S. and the Netherlands.

Reconciliation of income tax benefit at statutory tax rate and the income tax expense as reported in the unaudited condensed consolidated statement of profit or loss and other comprehensive income is as follows:

	For the three months ended June 30,		For the six month ended June 30,
	2023	2022	2023	2022
	€	€	€	€
Loss before income tax	(21,803,695)	(9,879,966)	(44,373,987)	(25,868,281)
Income tax against statutory rate in The Netherlands (25.8%)	5,625,353	2,549,031	11,448,489	6,674,016
Effect of tax rates in other countries	(3,135,934)	(3,211,414)	(6,380,538)	(6,017,458)
Current period losses for which no deferred tax asset has been recognized	(2,473,007)	(1,994,025)	(4,989,138)	(3,246,315)
Non-deductible expenses	(110,591)	(84,694)	(233,648)	(190,060)
Total tax charge	(94,178)	(2,741,102)	(154,835)	(2,779,817)

Income tax expense is recognized based on management’s estimate of the weighted average effective annual income tax rate expected for the full financial year, bearing in mind the impact of non-discrete and discrete items. Non discrete items in the income tax expense are recognized based on management’s estimate of the weighted average effective annual income tax rate expected for the full financial year. Discrete items in the income tax expense are recognized at the applicable statutory tax rate.

The (estimated) average annual tax rate used for the six months ended June 30, 2023 is (0.3)%, compared to (10.7)% for the six months ended June 30, 2022. The estimated effective tax rate includes significant discrete tax effects relating to the tax impact (after utilization of DTAs previously not recognized) on foreign exchange gains. As foreign exchange results cannot be reliably forecasted, the effective tax rate at year end may deviate from the currently reflected estimated effective tax rate

The current period losses for which no deferred tax asset has been recognized mainly consists of the unrecognized tax effect of losses incurred in Switzerland. The differences in the overseas tax rates are due to the lower tax rate in Switzerland and the higher tax rate in the U.S. compared to the statutory income tax rate in the Netherlands.

Pharvaris N.V. is the head of the fiscal unity including Pharvaris Netherlands B.V. and Pharvaris Holdings B.V.

Deferred tax

Deferred taxes have been recognized to the extent that management concludes that there is sufficient probability as per IAS 12 that there will be future taxable profits available in the foreseeable future against which the unused tax losses and deductible temporary differences can be utilized.

Deferred tax assets relating to losses carried forward have not been recognized, and deferred tax assets on deductible temporary differences in excess of deferred tax liabilities on taxable temporary differences have not been recognized in the consolidated statement of profit and loss and other comprehensive income for the Dutch fiscal unity.